Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UBS Investment Trust
Entity Central Index Key	0000873803
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000006689
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class A
Trading Symbol	PWTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 224,309,109
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$224,309,109
# of Portfolio Holdings	927
Portfolio Turnover Rate	28%

Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.6
Alphabet, Inc., Class A	3.0
Microsoft Corp.	2.7
Amazon.com, Inc.	2.6

Top 5 Holdings (other than equities) (% of Net Assets)

Table Summary
SPDR Bloomberg Emerging Markets Local Bond ETF	4.6%
U.S. Treasury Bills, 3.595%, due 03/26/26	2.2
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
iShares MSCI Global Gold Miners ETF	1.7
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4

Largest Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	6.1%
Exchange traded funds	7.6%
U.S. government agency obligations	14.1%
Corporate bonds	16.9%
Common stocks	55.6%

Material Fund Change [Text Block]
C000006692
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class P
Trading Symbol	PWTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 224,309,109
Holdings Count | Holding	927
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$224,309,109
# of Portfolio Holdings	927
Portfolio Turnover Rate	28%

Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.5%
Apple, Inc.	3.6
Alphabet, Inc., Class A	3.0
Microsoft Corp.	2.7
Amazon.com, Inc.	2.6

Top 5 Holdings (other than equities) (% of Net Assets)

Table Summary
SPDR Bloomberg Emerging Markets Local Bond ETF	4.6%
U.S. Treasury Bills, 3.595%, due 03/26/26	2.2
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
iShares MSCI Global Gold Miners ETF	1.7
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4

Largest Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	6.1%
Exchange traded funds	7.6%
U.S. government agency obligations	14.1%
Corporate bonds	16.9%
Common stocks	55.6%

Material Fund Change [Text Block]